Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Right-of-Use Assets and Lease Liabilities
Right-of-use assets and lease liabilities consist of the following at December 31, 2022:

Assets
Operating lease right-of-use assets, net	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	1,998
Total right-of-use assets	$45,722
Liabilities
Current
Current portion of operating lease liabilities	$9,177
Current portion of finance lease liabilities (included in accrued other)	425
Long-term	9,602
Long-term operating lease liabilities	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	1,619
Total lease liabilities	$48,445

Components of Lease Costs
The components of lease costs recognized in the Consolidated Statements of Operations and Comprehensive Income (Loss) consist of the following for the year ended December 31, 2022:

Operating lease costs	$12,465
Finance lease costs
Amortization of finance lease right-of-use assets	523
Interest on finance lease liabilities (included in interest expense)	79
Variable lease costs	2,737
Total lease costs	$15,804

Maturity of Operating and Financing Leases
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded on the Consolidated Balance Sheet for operating and financing leases as of December 31, 2022:

	Operating Leases	Finance Leases
2023	$11,215	$491
2024	10,049	491
2025	7,762	469
2026	7,448	231
2027	6,528	166
Thereafter	11,067	429
Total lease payments	54,069	2,277
Less: amount representing interest	(7,668)	(233)
Present value of lease liabilities	46,401	2,044
Less: current portion of lease liabilities	(9,177)	(425)
Long-term lease liabilities, net of current portion	$37,224	$1,619

Cash Paid for Measurement of Lease Liabilities
The cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2022 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$12,590
Operating cash flows from finance leases	79
Financing cash flows from finance leases	426
ROU assets obtained in exchange for new operating lease liabilities	9,811